Summary of Significant Accounting Policies - Summary of Inventories (Details) - USD ($)	Jan. 31, 2023	Apr. 30, 2022	Apr. 30, 2021
Inventory, Net [Abstract]
Raw materials	$ 359,965	$ 359,965	$ 381,930
Sub-assemblies	347,986	345,217	414,741
Work in progress	21,741	21,741	28,250
Finished goods	28,663	28,662	296,365
Reserve for obsolescence	(81,446)	(81,446)	(370,512)
Total Inventory	$ 676,909	$ 674,139	$ 750,774